Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2020	31 December 2019	30 June 2020	30 June 2019
Argentinean peso	70.454990	59.890668	—	—
Brazilian real	5.476011	4.030696	4.683731	3.834084
Canadian dollar	1.368460	1.299449	1.362592	1.339411
Colombian peso	3 752.17	3 272.63	3 581.62	3 217.98
Chinese yuan	7.074411	6.961461	7.052919	6.786388
Euro	0.893017	0.890155	0.906152	0.884945
Mexican peso	22.971498	18.845242	20.397344	19.218716
Pound sterling	0.814816	0.757344	0.791317	0.771278
Peruvian nuevo sol	3.544000	3.317006	3.377006	3.337727
South Korean won	1 201.90	1 154.54	1 204.98	1 143.34
South African rand	17.362387	14.044287	16.230856	14.176131